Pension and Postretirement Benefits: Schedule of accumulated postretirement benefit obligation, employer contributions, benefits paid and funded status (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of accumulated postretirement benefit obligation, employer contributions, benefits paid and funded status:
Schedule of accumulated postretirement benefit obligation, employer contributions, benefits paid and funded status

	December 31, 2011	December 31, 2010
Accumulated postretirement benefit obligation at end of year	44,772	40,534
Employer contributions	1,894	1,591
Benefits paid	(1,894)	(1,591)
Funded status at end of year	(44,772)	(40,534)